Selected Statements of Income Data - Schedule of Selected Statements of Income Data (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disaggregation of Revenue [Line Items]
Sales, net	$ 572,952	$ 561,347	$ 548,970
Selling, marketing, general and administrative expenses:
Selling and marketing	98,769	48,340	32,861
Advertising	14,511	8,280	5,681
General and administrative	85,086	57,057	52,813
Settlements and loss contingencies		61,446	558,924
Total selling, marketing, general and administrative expenses	198,366	175,123	650,279
Financial (income) expenses:
Interest and exchange differences on long-term liabilities	1,253	1,653	1,363
Income in respect of deposits	(6,590)	(1,331)	(2,432)
Interest from marketable securities	(15,513)	(8,509)	(19,105)
Foreign currency transaction (loss) gain	2,813	(1,985)	365
Total financial (income) expenses	(18,037)	(10,172)	(19,809)
United States [Member]
Disaggregation of Revenue [Line Items]
Sales, net	363,065	376,677	383,829
Canada [Member]
Disaggregation of Revenue [Line Items]
Sales, net	136,242	130,066	110,167
Israel [Member]
Disaggregation of Revenue [Line Items]
Sales, net	46,142	47,915	46,574
Other [Member]
Disaggregation of Revenue [Line Items]
Sales, net	$ 27,503	$ 6,689	$ 8,400